Schedule of potential shares are anti-dilutive (Details)	6 Months Ended
Jun. 30, 2023 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	7,947,224
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	856,253
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	7,934
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	7,083,037